Segment and Geographic Information (Details 1) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Net Sales
Revenues, Total	$ 62,892	$ 53,453	$ 172,988	$ 153,230	$ 197,452	$ 183,294
Glass And Framing Components [Member]
Net Sales
Revenues, Total					69,122	65,616
Windows and Architectural Systems [Member]
Net Sales
Revenues, Total					$ 128,330	$ 117,678